Stockholders' Equity - Restricted Stock Activity (Details) - Restricted Stock - $ / shares	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Shares
Outstanding, beginning of period	2,466,200	256,700
Shares granted	617,500	2,480,300
Shares vested	(628,700)	(291,800)
Shares forfeited	(90,300)	(16,600)
Make-whole shares granted upon Spin-Off		37,600
Outstanding, end of period	2,364,700	2,466,200	256,700
Weighted Average Grant Date Fair Value
Outstanding, beginning of period	$ 28.71	$ 42.68
Make-whole shares granted upon spin-off		37.23
Shares granted	8.21	28.88
Shares vested	28.50	38.50
Shares forfeited	19.95	33.18
Outstanding, end of period	$ 23.75	$ 28.71	$ 42.68
Weighted Average Remaining Vesting Period
Weighted Average Remaining Vesting Period	2 years 7 months 17 days	3 years 6 months 15 days	1 year 9 months 29 days